Variable interest entities and securitization - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Nonredeemable noncontrolling interests	$ 101	$ 316
VME classification of carrying amount, assets	253	84
VME classification of carrying amount, liabilities	2	1
Noncontrolling interest in VME	1	1
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Securities - Available-for-sale	0	400
Trading assets	643	516
Other assets	220	215
Total assets	863	1,131
Other liabilities	373	369
Total liabilities	373	369
Nonredeemable noncontrolling interests	101	316
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Securities - Available-for-sale	0	0
Trading assets	243	516
Other assets	220	215
Total assets	463	731
Other liabilities	2	2
Total liabilities	2	2
Nonredeemable noncontrolling interests	101	316
Variable Interest Entity, Primary Beneficiary | Securitization
Variable Interest Entity [Line Items]
Securities - Available-for-sale	0	400
Trading assets	400	0
Other assets	0	0
Total assets	400	400
Other liabilities	371	367
Total liabilities	371	367
Nonredeemable noncontrolling interests	$ 0	$ 0